Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Revenues	$ 16,200	$ 16,554	$ 14,706
Operating earnings	1,821	1,748	873
Income before income tax	980	1,323	570
Net income	960	199	885
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Revenues	2,098	2,410	2,319
Operating earnings	440	535	398
Income before income tax	320	394	268
Net income	$ 211	$ 268	$ 186